Schedule of Contractual Maturities of Operating Lease Liabilities (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Leases
2026	¥ 411
2027	155
2028	155
2029	155
2030	25
Thereafter
Total lease payments	901
Less amounts representing interest	(20)
Present value of lease payments	881
Less: current portion	(402)	¥ (6,523)
Non-current lease liabilities	¥ 479	¥ 255